Finance Expense, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (9,135,531)	$ (10,482,168)	$ (10,402,021)
Other finance expense, net	(1,183,180)		(873,177)
Foreign exchange loss, net	(2,050,096)
Finance expense	(12,368,807)	(10,482,168)	(11,275,198)
Interest income	620,222	1,132,935	1,529,112
Other finance income, net		89,323
Foreign exchange gain, net		3,004,934	935,291
Finance income	620,222	4,227,192	2,464,403
Finance expense, net	(11,748,585)	(6,254,976)	(8,810,795)
Additional lease liabilities	$ 445,979	$ 426,672	$ 426,541
Foreign exchange rate	20.5031	19.9493	18.8838